CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS
15	CASH AND CASH EQUIVALENTS
As at December 31, 2024 and 2023, cash and cash equivalents consisted of cash held in banks and prepaid credit cards.